EQUITY INVESTMENTS (Details) In Millions, unless otherwise specified	12 Months Ended													1 Months Ended			12 Months Ended							12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2013 TC PipeLines, LP	May 31, 2013 TC PipeLines, LP	Apr. 30, 2013 TC PipeLines, LP	Dec. 31, 2012 TC PipeLines, LP	May 31, 2011 TC PipeLines, LP	Apr. 30, 2011 TC PipeLines, LP	Dec. 31, 2013 Northern Border USD ($)	Dec. 31, 2012 Northern Border USD ($)	Dec. 31, 2013 Bruce Power CAD	Dec. 31, 2012 Bruce Power CAD	Dec. 31, 2012 Cross Alta Gas Storage and Services Ltd [Member]	Nov. 30, 2012 Cross Alta Gas Storage and Services Ltd [Member]	Dec. 31, 2013 Natural Gas Pipelines TC PipeLines, LP	Dec. 31, 2013 Natural Gas Pipelines Northern Border CAD		Dec. 31, 2012 Natural Gas Pipelines Northern Border CAD		Dec. 31, 2011 Natural Gas Pipelines Northern Border CAD		Dec. 31, 2013 Natural Gas Pipelines Northern Border TC PipeLines, LP	Dec. 31, 2013 Natural Gas Pipelines Iroquois CAD	Dec. 31, 2012 Natural Gas Pipelines Iroquois CAD	Dec. 31, 2011 Natural Gas Pipelines Iroquois CAD	Dec. 31, 2013 Natural Gas Pipelines TQM CAD	Dec. 31, 2012 Natural Gas Pipelines TQM CAD	Dec. 31, 2011 Natural Gas Pipelines TQM CAD	Dec. 31, 2013 Natural Gas Pipelines Other CAD	Dec. 31, 2012 Natural Gas Pipelines Other CAD	Dec. 31, 2011 Natural Gas Pipelines Other CAD	Dec. 31, 2013 Energy Other CAD		Dec. 31, 2012 Energy Other CAD		Dec. 31, 2011 Energy Other CAD		Dec. 31, 2013 Energy Bruce A CAD		Dec. 31, 2012 Energy Bruce A CAD		Dec. 31, 2011 Energy Bruce A CAD		Dec. 31, 2013 Energy Bruce B CAD		Dec. 31, 2012 Energy Bruce B CAD		Dec. 31, 2011 Energy Bruce B CAD		Dec. 31, 2013 Energy ASTC Power Partnership CAD	Dec. 31, 2012 Energy ASTC Power Partnership CAD	Dec. 31, 2011 Energy ASTC Power Partnership CAD	Dec. 31, 2013 Energy Portlands Energy CAD	Dec. 31, 2012 Energy Portlands Energy CAD	Dec. 31, 2011 Energy Portlands Energy CAD	Dec. 31, 2013 Oil Pipelines Grand Rapids [Member] CAD		Dec. 31, 2012 Oil Pipelines Grand Rapids [Member] CAD
Equity Investments
Ownership interest (as a percent)														40.00%	60.00%		14.50%		16.70%				50.00%	44.50%			50.00%												48.90%	[1]					31.60%	[1]					50.00%			50.00%			50.00%	[2]
Equity Investments	5,759	5,366															557	[3],[4]	511	[3],[4]				188	174		76	80		62	60		57	[5]	54	[5]			3,988	[1]	4,033	[1]			377	[1]	69	[1]			41	42		343	341		70	[2]	2	[2]
TransCanada ownership (as a percent)				28.90%	28.90%	33.30%	33.30%	33.30%	38.20%							28.90%
Difference between the carrying value of the investment and the underlying equity in the net assets										118	119	820	889
Ownership interest after acquisition (as a percent)														100.00%
Distributions received from equity investments	725	436	494
Returns of capital	120	60	101
Undistributed earnings	754	883	1,062
Income
Revenues	4,989	3,860	4,042
Operating and Other Expenses	(3,536)	(3,090)	(2,989)
Net Income	1,390	717	929
Net Income attributable to TCPL	597	257	415														66	[3],[4]	72	[3],[4]	75	[3],[4]		41	41	40	13	16	17	25	28	27	1	[5]	18	[5]	29	[5]	202	[1]	(149)	[1]	33	[1]	108	[1]	163	[1]	77	[1]	110	40	84	31	28	33
Balance Sheet
Current assets	1,500	1,593
Non current assets	12,158	12,154
Current liabilities	(1,117)	(1,187)
Non current liabilities	(2,507)	(3,787)

[1]	At December 31, 2013, the difference between the carrying value of the investment and the underlying equity in the net assets of Bruce Power is $820 million (2012 – $889 million) due to the fair value assessment of assets at the time of acquisition.
[2]	In October 2012, TCPL entered into a joint venture agreement with a third party to build this pipeline system to transport crude oil and diluent between the producing area northwest of Fort McMurray and the Edmonton/Heartland market region.
[3]	At December 31, 2013, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Border Pipeline Company is US$118 million (2012 – US$119 million) due to the fair value assessment of assets at the time of acquisition.
[4]	The results reflect a 50 per cent interest in Northern Border as a result of the Company fully consolidating TC PipeLines, LP. At December 31, 2013, TCPL had an ownership interest in TC PipeLines, LP of 28.9 per cent (2012 and 2011 – 33.3 per cent) and its effective ownership of Northern Border, net of non-controlling interests, was 14.5 per cent (2012 and 2011 – 16.7 per cent).
[5]	In December 2012, TCPL acquired the remaining 40 per cent interest in CrossAlta to bring the Company's ownership interest to 100 per cent. The results reflect the Company's 60 per cent share of equity income up to that date.